Tax	12 Months Ended
Mar. 31, 2025
Income taxes paid (refund) [abstract]
Tax	7. Tax

Tax is payable in the territories where we operate, mainly the UK and the US. This note gives further details of the total tax charge and tax liabilities, including current and deferred tax. Current tax charge is the tax payable on this year’s taxable profits. Deferred tax is an accounting adjustment to provide for tax that is expected to arise in the future due to differences in the accounting and tax bases.

The tax charge for the period is recognised in the income statement, the statement of comprehensive income or directly in the statement of changes in equity, according to the accounting treatment of the related transaction. The tax charge comprises both current and deferred tax.
Current tax assets and liabilities are measured at the amounts expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amounts are those that have been enacted or substantively enacted by the reporting date.
The Group operates internationally in territories with different and complex tax codes. Management exercises judgement in relation to the level of provision required for uncertain tax outcomes. Where there are tax positions not yet agreed with the tax authorities, different interpretations of legislation could lead to a range of outcomes. Judgements are made for each position having regard to particular circumstances and advice obtained.
Deferred tax is provided for, using the balance sheet liability method and is recognised on temporary differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax bases.
Deferred tax liabilities are generally recognised on all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilised. However, deferred tax assets and liabilities are not recognised if the temporary differences arise from the initial recognition of goodwill or from the initial recognition of other assets and liabilities in a transaction (other than a business combination) that affects neither the accounting nor the taxable profit or loss.
Deferred tax liabilities are recognised on taxable temporary differences arising on investments in subsidiaries and joint arrangements except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realised, based on the tax rates and tax laws that have been enacted or substantively enacted by the reporting date.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the deferred tax asset to be recovered. Unrecognised deferred tax assets are reassessed at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same tax authority, and the Company and its subsidiaries intend to settle their current tax assets and liabilities on a net basis.
7. Tax continued
Tax charged to the consolidated income statement – continuing operations
The tax charge for the year can be analysed as follows:

	2025	2024	2023
	£m	£m	£m
Current tax:
UK corporation tax at 25% (2024: 25%; 2023: 19%)	66	410	161
UK corporation tax adjustment in respect of prior years	(36)	(36)	—
	30	374	161
Overseas corporation tax	47	82	225
Overseas corporation tax adjustment in respect of prior years	(39)	(90)	(16)
	8	(8)	209
Total current tax from continuing operations	38	366	370
Deferred tax:
UK deferred tax	524	388	255
UK deferred tax adjustment in respect of prior years	25	43	13
	549	431	268
Overseas deferred tax	195	(40)	233
Overseas deferred tax adjustment in respect of prior years	39	74	5
	234	34	238
Total deferred tax from continuing operations	783	465	506

Total tax charge from continuing operations	821	831	876
Tax charged/(credited) to the consolidated statement of comprehensive income and equity

	2025	2024	2023
	£m	£m	£m
Current tax:
Share-based payments	(1)	(2)	(1)
Deferred tax:
Investments at fair value through other comprehensive income	—	1	(1)
Cash flow hedges, cost of hedging and own credit reserve	36	56	(7)
Remeasurements of pension assets and post-retirement benefit obligations	(23)	(50)	(344)
Share-based payments	2	—	1
	14	5	(352)
Total tax recognised in the statements of comprehensive income from continuing operations	13	7	(352)
Total tax relating to share-based payments recognised directly in equity from continuing operations	1	(2)	—
	14	5	(352)
7. Tax continued
The tax charge for the year for continuing operations is lower (2024: higher tax charge; 2023: higher tax charge) than the standard rate of corporation tax in the UK of 25% (2024: 25%; 2023: 19%):

	2025	2024	2023
	£m	£m	£m
Profit before tax from continuing operations	3,650	3,048	3,590
Profit before tax from continuing operations multiplied by UK corporation tax rate of 25% (2024: 25%; 2023: 19%)	913	762	682
Effect of:
Adjustments in respect of prior years[1]	(11)	(9)	2
Expenses not deductible for tax purposes	40	155	92
Non-taxable income[2]	(107)	(43)	(75)
Adjustment in respect of foreign tax rates[3]	4	(20)	147
Deferred tax impact of change in UK tax rate	—	—	66
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(18)	(9)	(27)
Other[4]	—	(5)	(11)
Total tax charge from continuing operations	821	831	876

	%	%	%
Effective tax rate – continuing operations	22.5	27.3	24.4
1.The prior year adjustments are primarily due to agreement of prior period tax returns.
2.Includes tax on chargeable disposals after the offset of capital losses. The gain on disposal of the ESO during the year is subject to the Substantial Shareholding Exemption.
3.Included in 2023 are remeasurements of US closing state deferred tax balances as a result of an expected increase in the blended state tax rate following the disposal of NECO.
4.Other primarily comprises the movement in the deferred tax asset on previously unrecognised capital losses, claims for land remediation relief and claims for Research & Development credit.
The mandatory exception to recognising and disclosing information about the deferred tax assets and liabilities related to Pillar Two income taxes has been applied as required by IAS 12. The Pillar Two global minimum corporation tax rate of 15% introduced by the Organisation for Economic
Co-operation and Development (OECD) was enacted into UK law on 11 July 2023 and was applicable to National Grid from 1 April 2024. Exposure to additional taxation under Pillar Two is immaterial to the Group.
Factors that may affect future tax charges
The main UK corporation tax rate is 25% and deferred tax balances as at 31 March 2025 have been calculated at 25%.
In light of the US Government’s desire to extend certain provisions of the 2017 Tax Cuts and Jobs Act (TCJA) expiring at the end of 2025, the
US Congress and the US Administration are considering changes to federal tax legislation that could impact National Grid. However, since no changes have been substantively enacted at the balance sheet date, the income tax balances as at 31 March 2025 have been calculated at the prevailing tax rates based on the current tax laws.
7. Tax continued
Tax included within the statement of financial position
The following are the major deferred tax assets and liabilities recognised, and the movements thereon, during the current and prior reporting periods:

	Regulatory licences £m	Accelerated tax depreciation £m	Share- based payments £m	Pensions and other post- retirement benefits £m	Financial instruments £m	Other net temporary differences[1] £m	Total £m
Deferred tax liabilities/(assets)
At 1 April 2023	429	8,242	(21)	490	(370)	(1,589)	7,181
Exchange adjustments and other[2]	—	(132)	—	(1)	—	23	(110)
Charged/(credited) to income statement	—	720	(5)	26	38	(312)	467
(Credited)/charged to other comprehensive income and equity	—	—	—	(50)	57	—	7
Disposals	—	(2)	—	—	—	—	(2)
Reclassification to held for sale (note 10)	—	(12)	1	(4)	—	(9)	(24)
At 1 April 2024	429	8,816	(25)	461	(275)	(1,887)	7,519
Exchange adjustments and other[2]	—	(147)	—	(5)	—	57	(95)
Charged/(credited) to income statement	—	925	(3)	58	62	(256)	786
(Credited)/charged to other comprehensive income and equity	—	—	2	(23)	38	—	17
Disposals	—	(60)	—	—	—	(5)	(65)
Reclassification to held for sale (note 10)	—	(122)	—	—	—	(2)	(124)
At 31 March 2025	429	9,412	(26)	491	(175)	(2,093)	8,038
1.The deferred tax asset of £2,093 million as at 31 March 2025 (2024: £1,887 million) in respect of other net temporary differences relates to losses of £298 million (2024: £184 million), US contract and lease liabilities of £603 million (2024: £575 million), US environmental provisions of £575 million (2024: £646 million), US bad debt provision of £155 million (2024: £150 million)
and other short-term temporary differences of £462 million (2024: £332 million).
2.Exchange adjustments and other primarily comprises foreign exchange arising on translation of the US dollar deferred tax balances.
Deferred tax assets and liabilities are only offset where there is a legally enforceable right of offset and there is an intention to settle the balances net. The deferred tax balances (after offset) for statement of financial position purposes consist solely of deferred tax liabilities of £8,038 million
(2024: £7,519 million).
Deferred tax assets in respect of some capital losses as well as trading losses and non-trade deficits have not been recognised as their future recovery is uncertain or not currently anticipated. The total deferred tax assets not recognised are as follows:

	2025	2024
	£m	£m
Capital losses	2,484	2,483
Trading losses	9	4
The capital losses arose in the UK on disposal of certain businesses or assets. They are available to carry forward indefinitely but can only be offset against future capital gains.
At 31 March 2025 and 31 March 2024, there were no recognised deferred tax liabilities for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries or its associates as there are no significant corporation tax consequences of the Group’s UK, US or overseas subsidiaries or associates paying dividends to their parent companies. There are also no significant income tax consequences for the Group from the payment of dividends by the Group to its shareholders.